Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Average basic shares	46,494	46,318	46,115
Stock options	17	26	42
Performance shares	215	231	254
Restricted stock units	218	183	144
Average diluted shares	46,944	46,758	46,555